Average Annual Total Returns - Retail Class - Transamerica Event Driven	A 1 Year	A Since Inception	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.28%	7.65%	Nov. 11, 2016	13.88%	6.73%	10.40%	5.68%	1.08%	1.68%